Goodwill And Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 28, 2019	Dec. 29, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Intangible Assets

4. GOODWILL AND INTANGIBLE ASSETS

Information regarding our goodwill and intangible assets as of December 29, 2018 was as follows (in thousands):

	Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademarks	15	$58,400	$(16,431)	$41,969
Customer lists	5	160	(135)	25
Leasehold interests	1–20	30,468	(12,735)	17,733
Computer software	3	18,176	(14,324)	3,852

Total finite-lived intangible assets		107,204	(43,625)	63,579
Liquor licenses	Indefinite	5,245	—	5,245

Total intangible assets		112,449	(43,625)	68,824
Goodwill		747,943	—	747,943

Total goodwill and intangible assets		$860,392	$(43,625)	$816,767

Information regarding our goodwill and intangible assets as of September 28, 2019 was as follows (in thousands):

	Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademarks	15	$58,400	$(19,351)	$39,049
Customer lists	5	160	(159)	1
Leasehold interests	1–20	30,468	(15,195)	15,273
Computer software	3	19,722	(16,362)	3,360

Total finite-lived intangibles		108,750	(51,067)	57,683
Liquor licenses	Indefinite	6,408	—	6,408

Total intangible assets		115,158	(51,067)	64,091
Goodwill		747,943	—	747,943

Total goodwill and other intangibles		$863,101	$(51,067)	$812,034

Amortization expense on finite-lived intangible assets was $2.5 million and $2.4 million for the 13 weeks ended September 29, 2018 and September 28, 2019, respectively, and $7.4 million and $7.5 million for the 39 weeks ended September 29, 2018 and September 28, 2019, respectively. Liquor license assets have been classified as indefinite-lived intangible assets and accordingly, are not subject to amortization. We had no impairments of goodwill or intangible assets recorded in the 39 weeks ended September 29, 2018 and September 28, 2019.

The estimated future amortization expense related to finite-lived intangible assets at September 28, 2019 was as follows (in thousands):

Remainder of fiscal 2019	$2,341
Fiscal 2020	8,642
Fiscal 2021	7,586
Fiscal 2022	6,403
Fiscal 2023	5,621
Thereafter	27,090

Total	$57,683

4. Intangible Assets

Intangible assets (in thousands) as of December 30, 2017 and December 29, 2018 consist of the following:

	Useful Lives	Intangible Assets, At Cost	Accumulated Amortization	Intangible Assets, Net
December 30, 2017:
Intangibles—subject to amortization
Trademarks	15 years	$58,400	$(12,538)	$45,862
Customer lists	5 years	160	(103)	57
Leasehold interests	1–20 years	30,468	(9,540)	20,928
Computer software	3 years	15,940	(11,473)	4,467

Total intangibles—subject to amortization		104,968	(33,654)	71,314

Intangibles not subject to amortization
Liquor licenses		4,350	—	4,350

Totals		$109,318	$(33,654)	$75,664

December 29, 2018:
Intangibles—subject to amortization
Trademarks	15 years	$58,400	$(16,431)	$41,969
Customer lists	5 years	160	(135)	25
Leasehold interests	1–20 years	30,468	(12,735)	17,733
Computer software	3 years	18,176	(14,324)	3,852

Total intangibles—subject to amortization		107,204	(43,625)	63,579

Intangibles not subject to amortization
Liquor licenses		5,245	—	5,245

Totals		$112,449	$(43,625)	$68,824

Amortization expense for intangible assets was $10.8 million, $11.3 million and $10.0 million for the fiscal years ended December 31, 2016, December 30, 2017 and December 29, 2018, respectively. During the fiscal years ended December 31, 2016, December 30, 2017 and December 29, 2018, there were no adjustments to the carrying value of intangible assets due to impairment charges. Estimated aggregate future amortization expense (in thousands) by fiscal year for intangible assets is as follows:

2019	$9,268
2020	8,143
2021	7,086
2022	6,320
2023	5,651
Thereafter	27,111

Total	$63,579